Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($) yr	Dec. 31, 2019 CAD ($) yr
Disclosure Of Actuarial Assumptions [Line Items]
Post-Employment Benefits | $	$ 89	$ 33	$ 29
Pension Benefits
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	2.95%	2.50%	3.00%
Future Salary Growth Rate	4.03%	3.97%	3.94%
Average Longevity (years)	88.3	88.3	88.2
OPEB
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	2.98%	2.50%	3.00%
Future Salary Growth Rate	4.94%	4.94%	5.08%
Average Longevity (years)	88.3	88.2	88.2
Health Care Cost Trend Rate	5.64%	6.00%	6.00%